Revenue (Details) - Schedule of revenue by main geography in which we operate based on the billing address of customers - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by country	[1]	$ 45,311	$ 33,729
Revenues by main geography		45,311	33,729
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by country	[1]	22,579	15,972
Colombia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by country	[1]	6,730	3,513
Ecuador [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by country	[1]	3,316	3,770
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by country	[1]	12,686	10,474
US&C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by main geography		24,736	17,098
LATAM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by main geography		15,161	12,069
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by main geography		2,910	2,825
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by main geography		$ 2,504	$ 1,737

[1]	Only the United States, Colombia and Ecuador represented 10% or more of our total revenue in either period presented.